Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

18.Subsequent Events

Subsequent to December 31, 2020, the Corporation granted 873,500 stock options with a weighted average exercise price of C$11.80 that will expire in five years from the date of grant.